Lease - Summary of lease cost (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease
Operating lease cost	¥ 91,599	¥ 91,895	¥ 362,689
Variable lease cost	(4,743)	(247)	(20,684)
Sublease income	(3,188)	(3,065)	(9,019)
Total lease cost	¥ 83,668	¥ 88,583	¥ 332,986	¥ 366,763	¥ 358,853